Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 29, 2023
Entity Registrant Name	The UBS Funds
Entity Central Index Key	0000886244
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 29, 2023
Document Effective Date	Sep. 29, 2023
Prospectus Date	Oct. 28, 2022
Class A & P Prospectus | UBS International Sustainable Equity Fund | CLASS A
Prospectus:
Trading Symbol	BNIEX
Class A & P Prospectus | UBS International Sustainable Equity Fund | CLASS P
Prospectus:
Trading Symbol	BNUEX
Class P2 Prospectus | UBS International Sustainable Equity Fund | Class P2
Prospectus:
Trading Symbol	ESPTX